LOAN RECOGNIZED AS A RESULT OF PAYMENT UNDER THE GUARANTEE - Credit Quality Indicator (Details) - Loan recognized as a result of payment under the guarantee - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Credit Quality Indicator [Line Items]
Loan recognized as a result of payment under the guarantee	¥ 2,343,586	¥ 810,327
Normal
Financing Receivable, Credit Quality Indicator [Line Items]
Loan recognized as a result of payment under the guarantee	807,023	286,644
Attention
Financing Receivable, Credit Quality Indicator [Line Items]
Loan recognized as a result of payment under the guarantee	1,156,067	229,474
Secondary
Financing Receivable, Credit Quality Indicator [Line Items]
Loan recognized as a result of payment under the guarantee	¥ 380,496	¥ 294,209